  This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular or representation intend-ed for use in the purchase of shares of the Fund or any securities mentioned in this report.


                                                  [LOGO OF ZWEIG FUND INC.]


      QUARTERLY REPORT


     SEPTEMBER 30, 1996

                                                               November 1, 1996
Dear Shareholder:

  The Zweig Fund's net asset value increased 2.1% during the three months ended September 30, 1996, including the $0.27 per share distribution paid on July 26, 1996. During the same period, the Standard & Poor's 500 Index gained 3.1% including dividends. Maintaining our risk-averse policy, the Fund's equity exposure during the third quarter averaged approximately 56%.

  For the nine months ended September 30, 1996 the Fund's net asset value increased 7.2%, including $0.83 per share in reinvested distributions. During this span, the Standard & Poor's 500 Index rose 13.5%, including dividends. Our average exposure for this period was 63%.

  We underperformed the market because our basic mandate is to protect capital in declining markets while earning reasonable returns in rising markets. Our exposure levels were based on my indicators which were reading neutral or low neutral. This worked in our favor in July when the market went down. As my indicators improved, we then raised our exposure somewhat. In retrospect, I wish we had increased it more but our move was in line with my indicators. As we pass through bull, bear, and stagnant markets over the long run, I believe our Fund will continue to provide risk-averse investors with above-average returns.


                             DISTRIBUTION DECLARED

  On September 16, 1996, the Fund announced a distribution of $0.27 per share payable on October 25, 1996 to shareholders of record on October 11, 1996. Including this distribution, our total payout since the Fund's inception is now $11.05.


                                MARKET OUTLOOK

  At this writing I am neither bullish nor bearish. As I see it, today's stock market outlook is not all black or all white. Rather the overall picture is made up of varying shades of gray. If more of the gray were a lot brighter, we would be more heavily invested. Instead, we are in the middle-gray range and my indicators just aren't good enough to warrant a higher exposure.

  Among the various market factors, momentum since early August has clearly been positive. However, this indicator can flip around half a dozen times a year or more.

  A smaller plus would be my monetary indicators which are neutral or slightly positive. These are driven mainly by the direction of interest rates. Despite market expectations, the Fed did not raise rates at its September meeting. As a consequence, short-term rates softened. Bond prices rallied a bit and that helped stocks.

  The main negatives include my sentiment indicators. Reflecting increased speculation, they are showing above normal levels of optimism. While not as bad as they were in May or June prior to the market drop, they are getting tacky. Some of the market speculation was drained off by the July selloff but warning signs have reappeared. For example, margin debt, which is used by speculators, dropped by more than $7 billion in the July downturn. It has since reversed and gained back more than $9 billion to a record high.

  Valuation, which is partly a sentiment indicator, is also negative. The price/earnings ratio, not adjusted for writeoffs, for the S&P 500 is 20. The S&P Industrials, which don't include utilities, are selling at about 23 times earnings, which is historically high. What's more, we recently calculated the P/E ratio on the NDX, a composite of 100 of the largest stocks on the OTC, at
42. That compares with a 35 P/E last spring before the market drop. At these levels, I don't think valuation offers a shock absorber for the market. If everything goes right, the market could go higher. But if it is hit with higher interest rates, valuation does not provide a very satisfactory cushion to protect the market.

  Another significant market factor is the amount of new stock offerings. These drop off seasonally around Labor Day. Normally we see a two-week period where there is virtually no new supply of stock but this year there was a four-week lull. This removed a big overhang of supply and the market was able to rally. However, offerings are again heavy. It is not clear whether they are heavy enough to put a drag on the market but for a while the lack of offerings helped.

  Evaluating the mixed bag of indicators leads me to a neutral stance on the market. I do not see strong possibilities for a major move up or down. My models show that when my indicators were in this position over the last forty years, the market has on average turned out a very slight gain.


                             PORTFOLIO COMPOSITION

  As has been the case since the beginning of 1995, the majority of our stocks are bought or sold on the basis of a proprietary computer-driven model that uses various value and growth criteria to evaluate and rank the most liquid stocks with the highest dividend yields.

  There was little change in the composition of our leading industry groups during the third quarter. However our exposure declined in paper and forest products and increased in the oil and retail groups.

  The retail section is new to our leading categories. Here we have expanded our positions in the following: American Stores, which owns and operates drug and food stores nationwide; TJX Companies, whose chains include T.J. Maxx, Winners Apparel Ltd., HomeGoods and Marshalls; and Dayton-Hudson, whose holdings include the Target and Mervyn's chains, as well as many other department stores.

  At September 30, 1996, utilities continued to be our largest industry group, closely followed by oils. Other prominent categories include telecommunications, retail, financial services, and chemicals.

  Our leading individual company positions include Sprint, Chrysler, American Stores, Telefonica de Espana, Texaco, CSX, General Motors, USX-Marathon, TJX, and Salomon.

  General Motors is new to our holdings. All of the other companies cited above were in our portfolio at the end of the second quarter.

                Sincerely,

                /s/ Martin E. Zweig
                Martin E. Zweig, Ph.D.
                Chairman

                              THE ZWEIG FUND, INC.

                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                           NUMBER OF
                                                            SHARES     VALUE
                                                           --------- ----------
Common Stocks                                       65.72%
Aerospace & Defense                                  2.80%
  General Motors Corp., Class H...........................   80,000  $4,620,000
  Rockwell International Corp. ...........................   81,700   4,605,838
  Textron, Inc. ..........................................   23,700   2,014,500
  United Technologies Corp. ..............................   36,700   4,408,587
                                                                     ----------
                                                                     15,648,925
                                                                     ----------
Automotive                                           3.23%
  Chrysler Corp. .........................................  247,200   7,076,100
  Ford Motor Company......................................  155,200   4,850,000
  General Motors Corp. ...................................  127,600   6,124,800
                                                                     ----------
                                                                     18,050,900
                                                                     ----------
Banks                                                1.55%
  BankAmerica Corp. ......................................   60,500   4,968,562
  Chase Manhattan Corp. ..................................   33,500   2,684,187
  City National Corp. ....................................   27,500     498,438
  Washington Mutual, Inc. ................................   13,700     510,325
                                                                     ----------
                                                                      8,661,512
                                                                     ----------
Chemicals                                            3.46%
  du Pont (E.I.) de Nemours & Co. ........................   53,700   4,739,025
  Goodrich (B.F.) & Co. ..................................   88,100   3,975,513
  Hanna (M.A.) Co. .......................................   18,000     411,750
  Olin Corp. .............................................   47,700   4,006,800
  Rhone-Poulenc Co., S.A., ADR............................   45,500   1,274,000
  Rohm & Haas Co. ........................................   75,500   4,945,250
                                                                     ----------
                                                                     19,352,338
                                                                     ----------
Construction & Farm Equipment                        1.26%
  Caterpillar Inc. .......................................   52,600   3,964,725
  Deere & Co. ............................................   73,300   3,078,600
                                                                     ----------
                                                                      7,043,325
                                                                     ----------
Consumer Durables                                    0.95%
  Goodyear Tire & Rubber Co. .............................   78,700   3,630,037
  Maytag Co. .............................................   76,800   1,497,600
  SPX Corp. ..............................................    6,800     203,150
                                                                     ----------
                                                                      5,330,787
                                                                     ----------
Containers & Packaging                               0.09%
  Sea Container LTD., Class A.............................   25,200     494,550
                                                                     ----------
Finance & Financial Services                         4.11%
  Alex Brown Inc. ........................................   20,100   1,163,287
  American Bankers Insurance Group, Inc. .................   20,100   1,005,000
  Bear Stearns & Co., Inc. ...............................  145,320   3,378,690
  Edwards, (A.G.) Inc. ...................................  103,400   3,011,525

                              THE ZWEIG FUND, INC.

                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Finance & Financial Services (Continued)
  Fremont General Corp. .................................   51,450  $ 1,517,775
  Merrill Lynch & Co., Inc. .............................   67,300    4,416,562
  PaineWebber Group, Inc. ...............................   67,700    1,421,700
  PHH Corp. .............................................   42,800    1,273,300
  Salomon Inc. ..........................................  126,900    5,789,813
                                                                    -----------
                                                                     22,977,652
                                                                    -----------
Food & Beverage                                     0.21%
  Adolph Coors Co., Class B..............................   54,000    1,184,625
                                                                    -----------
Home Builders & Materials                           0.46%
  Apogee Enterprises, Inc. ..............................   25,600      896,000
  Armstrong World Industries, Inc. ......................   21,000    1,309,875
  Ryland Group Inc. .....................................   26,200      389,725
                                                                    -----------
                                                                      2,595,600
                                                                    -----------
Investment Companies                                3.58%
  Blackrock 2001 Term Trust, Inc. .......................   52,600      407,650
  Blackrock Strategic Term Trust, Inc. ..................   52,600      407,650
  Central European Equity Fund...........................   13,700      265,437
  Clemente Global Growth Fund, Inc. .....................   23,400      193,050
  Emerging Germany Fund, Inc. ...........................   92,000      736,000
  Emerging Markets Infrastructure, Inc. .................   42,900      466,537
  Emerging Markets Telecommunications Fund, Inc. ........   24,000      423,000
  Emerging Mexico Fund, Inc. ............................   27,900      202,275
  Europe Fund, Inc. .....................................   32,000      500,000
  First Iberian Fund, Inc. ..............................   28,000      248,500
  First Israel Fund, Inc. ...............................   24,000      270,000
  France Growth Fund, Inc. ..............................   46,800      485,550
  G.T. Global Developing Markets Fund....................   14,300      157,300
  G.T. Global Eastern Europe Fund........................   72,800    1,010,100
  Gabelli Equity Trust, Inc. ............................   55,900      517,075
  Gabelli Global Multimedia Trust Fund, Inc. ............   97,100      667,563
  Global Health Sciences Fund, Inc. .....................  105,200    1,880,450
  John Hancock Bank & Thrift Opportunity Fund............   39,700    1,047,087
  Liberty All-Star Growth Fund, Inc. ....................   65,200      635,700
  Morgan Grenfell Small Cap Fund, Inc. ..................   64,333      691,580
  New Age Media Fund, Inc. ..............................   31,400      478,850
  New Germany Fund, Inc. ................................  133,800    1,839,750
  Pilgrim America Bank & Thrift Fund, Inc. ..............   36,800      510,600
  Royce Value Trust, Inc. ...............................  111,955    1,413,432
  Schroder Asian Growth Fund.............................   14,100      170,963
  Scudder New Asia Fund, Inc. ...........................   17,900      234,937
  Scudder New Europe Fund, Inc. .........................   49,500      680,625
  Spain Fund, Inc. ......................................   40,700      401,913
  Swiss Helvetia Fund, Inc. .............................   66,300    1,408,875
  Templeton China World Fund, Inc. ......................   38,800      451,050

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Investment Companies (Continued)
  Templeton Dragon Fund, Inc. ...........................   13,700  $   186,663
  Templeton Vietnam Fund, Inc. ..........................   14,200      161,525
  Tri-Continental Corp. .................................   33,900      847,500
                                                                    -----------
                                                                     19,999,187
                                                                    -----------
Leisure                                             0.79%
  Brunswick Corp. .......................................  111,500    2,676,000
  Fleetwood Enterprises, Inc. ...........................   57,000    1,752,750
                                                                    -----------
                                                                      4,428,750
                                                                    -----------
Manufacturing                                       2.02%
  Duriron Co., Inc. .....................................   15,600      413,400
  Harsco Corp. ..........................................   16,100    1,014,300
  Ingersoll Rand Co. ....................................   20,400      969,000
  Johnson Controls, Inc. ................................   27,200    2,040,000
  Miller (Herman), Inc. .................................   61,700    2,498,850
  Premark International Inc. ............................   78,500    1,481,687
  Simpson Industries Inc. ...............................   34,200      346,275
  TRW, Inc. .............................................   27,200    2,529,600
                                                                    -----------
                                                                     11,293,112
                                                                    -----------
Metals & Mining                                     0.88%
  British Steel, Plc., ADR ..............................  102,000    3,111,000
  Oregon Steel Mills Inc. ...............................  119,500    1,837,313
                                                                    -----------
                                                                      4,948,313
                                                                    -----------
Oil & Oil Services                                 11.02%
  Ashland Oil Inc. ......................................  113,900    4,527,525
  British Petroleum Co., Plc., ADR.......................   27,400    3,425,000
  Chevron Corp. .........................................   27,200    1,703,400
  Elf Aquitaine, ADR.....................................   94,700    3,728,813
  Helmerich & Payne, Inc. ...............................   54,400    2,373,200
  Kerr-McGee Corp. ......................................   62,600    3,810,775
  Mobil Corp. ...........................................   37,600    4,352,200
  Pennzoil Co. ..........................................   82,800    4,378,050
  Phillips Petroleum Co. ................................  106,900    4,569,975
  Quaker State Corp. ....................................   66,500    1,147,125
  Repsol S.A., ADR.......................................  106,800    3,537,750
  Sun Co., Inc. .........................................   31,300      719,900
  Texaco Inc. ...........................................   70,400    6,476,800
  Tosco Corp. ...........................................  104,500    5,734,437
  Ultramar Corp. ........................................   59,700    1,805,925
  Unocal Corp. ..........................................   89,200    3,211,200
  USX-Marathon Group, Inc. ..............................  282,000    6,098,250
                                                                    -----------
                                                                     61,600,325
                                                                    -----------

                              THE ZWEIG FUND, INC.

                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------   -----------
Paper & Forest Products                           1.68%
  Boise Cascade Corp. .................................   60,100    $ 2,043,400
  Bowater, Inc. .......................................   83,000      3,154,000
  International Paper Co. .............................   54,700      2,324,750
  Pope & Talbot, Inc. .................................   23,400        359,775
  Westvaco Corp. ......................................   50,950      1,509,394
                                                                    -----------
                                                                      9,391,319
                                                                    -----------
Retail Trade & Services                           4.09%
  American Stores Co. .................................  164,600      6,584,000
  Dayton Hudson Inc. ..................................  139,600      4,606,800
  Fay's Inc. ..........................................   22,800        290,700
  Mercantile Stores Inc. ..............................   27,600      1,490,400
  Ross Stores, Inc. ...................................   37,300      1,342,800
  Supervalue Inc. .....................................   93,600      2,574,000
  TJX Companies Inc. ..................................  167,400      6,005,475
                                                                    -----------
                                                                     22,894,175
                                                                    -----------
Technology                                        3.24%
  Applied Materials, Inc. .............................   20,800(a)     574,600
  Dell Computer Corp. .................................   36,000(a)   2,799,000
  Digital Equipment Corp. .............................   57,600(a)   2,059,200
  EG&G Inc. ...........................................   35,500        634,563
  Harris Corp. ........................................   47,700      3,106,462
  Intel Corp. .........................................   22,800      2,175,975
  International Business Machines Corp. ...............   26,800      3,336,600
  Microsoft Corp. .....................................   25,800(a)   3,402,375
                                                                    -----------
                                                                     18,088,775
                                                                    -----------
Telecommunications                                6.57%
  BCE Inc. ............................................   58,500      2,500,875
  British Telecommunications Corp. Plc, ADR............    9,700        541,988
  Cincinnati Bell Inc. ................................   26,800      1,420,400
  GTE Corp. ...........................................   57,300      2,206,050
  NYNEX Corp. .........................................   98,300      4,276,050
  Sprint Corp. ........................................  211,300      8,214,287
  Telefonica de Espana S.A., ADS.......................  116,800      6,497,000
  Telefonos de Mexico S.A., ADS........................  180,500      5,798,563
  U.S. West Inc. ......................................  177,900      5,292,525
                                                                    -----------
                                                                     36,747,738
                                                                    -----------
Tobacco                                           0.77%
  RJR Nabisco Holdings Corp. ..........................  165,800      4,310,800
                                                                    -----------
Transportation                                    1.57%
  Alexander & Baldwin..................................   10,000        245,000
  APL Ltd. ............................................   14,200        305,300
  British Airways Plc, ADR.............................   13,600      1,161,100

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
Transportation (Continued)
  CSX Corp. ............................................  121,700  $  6,145,850
  KLM Royal Dutch Airlines, Inc. .......................   34,200       902,025
                                                                   ------------
                                                                      8,759,275
                                                                   ------------
Utilities--Electric & Natural Gas                 11.39%
  Allegheny Power Systems, Inc. ........................   52,600     1,525,400
  American Electric Power Co., Inc. ....................  105,400     4,281,875
  Baltimore Gas & Electric Co. .........................   27,500       718,438
  Carolina Power & Light Co., Inc. .....................   36,400     1,255,800
  CINergy Corp. ........................................   59,600     1,840,150
  CMS Energy Corp. .....................................   60,000     1,807,500
  Consolidated Natural Gas Co. .........................   22,800     1,222,650
  DQE Inc...............................................   65,950     1,838,356
  Dominion Resources Inc. ..............................   27,400     1,034,350
  Eastern Enterprises ..................................   22,000       830,500
  Edison International Inc. ............................  155,600     2,781,350
  El Paso Natural Gas Co. ..............................   37,400     1,645,600
  Enova Corp. ..........................................   40,100       887,213
  Entergy Corp. ........................................   91,900     2,481,300
  GPU Inc. .............................................  110,800     3,407,100
  Illinova Corp. .......................................  100,400     2,660,600
  MCN Corp. ............................................   67,100     1,803,312
  New York State Gas & Electric Co. ....................   27,400       602,800
  NIPSCO Industries, Inc. ..............................   69,400     2,481,050
  NorAm Energy Corp. ...................................  247,300     3,678,588
  Pacificorp............................................   87,500     1,804,687
  PanEnergy Corp. ......................................  156,800     5,429,200
  Pinnacle West Capital Corp. ..........................  106,400     3,152,100
  Questar Corp..........................................   28,400     1,004,650
  Sierra Pacific Resources Inc. ........................   40,000     1,035,000
  Sonat, Inc. ..........................................   80,400     3,557,700
  Texas Utilities Co. ..................................  102,000     4,041,750
  Transcanada Pipeline Ltd. ............................   86,500     1,394,813
  United Illuminating Co. ..............................   29,300     1,007,187
  Utilicorp United Inc. ................................   11,400       314,925
  Western Resources Inc. ...............................   72,600     2,114,475
                                                                   ------------
                                                                     63,640,419
                                                                   ------------
    Total Common Stocks ................................            367,442,402
                                                                   ------------

                             THE ZWEIG FUND, INC.

                     STATEMENT OF NET ASSETS--(CONCLUDED)
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT/
                                                              NUMBER OF
                                                              CONTRACTS         VALUE
                                                             -----------     ------------
United States Government & Agency Obligations          5.06%
  Federal National Mortgage Association 6.85%, 4/5/2004..... $ 2,765,000     $  2,768,047
  United States Treasury Bills, 5.12%, 10/31/1996 ..........   2,000,000(b)     1,991,467
  United States Treasury Bonds, 10.75%, 5/15/2003 ..........   4,000,000        4,875,000
  United States Treasury Bonds, 7.50%, 11/15/2024 ..........   2,600,000        2,746,250
  United States Treasury Bonds, 7.625%, 2/15/2025 ..........   1,600,000        1,718,498
  United States Treasury Bonds, 6.875%, 8/15/2025 ..........     900,000          886,217
  United States Treasury Notes, 6.25%, 8/31/2000 ...........  13,400,000       13,324,625
                                                                             ------------
    Total United States Government & Agency                                    28,310,104
     Obligations ...........................................                 ------------
Short-Term Investments                                29.11%
  AT&T Capital Corp., 5.28%, 10/1/96........................  19,500,000       19,500,000
  Coca-Cola Co., 5.25%, 10/25/96............................  20,000,000       19,930,000
  du Pont (E.I.) de Nemours & Co., 5.33%, 10/2/96...........  10,800,000       10,798,401
  Exxon Imperial Inc., 5.33%, 10/15/96......................  18,000,000       17,962,690
  Ford Motor Credit Co., 5.32%, 10/7//96 ...................  22,300,000       22,280,227
  Merrill Lynch & Co., Inc., 5.35%, 10/4/96.................  16,000,000       15,992,867
  Met Life Funding, Inc., 5.33%, 10/3/96....................  24,035,000       24,027,883
  Mobil Corp., 5.34%, 10/21/96..............................   1,400,000        1,395,847
  Philip Morris Capital Corp., 5.33%, 10/18/96..............  10,000,000        9,974,831
  Smithkline Beecham Corp., 5.32%, 10/7/96..................  10,000,000        9,991,133
  UPS Inc., 5.74%, 10/1/96..................................   4,900,000        4,900,000
  Xerox Credit Corp., 5.30%, 10/9/96........................   6,000,000        5,992,933
                                                                             ------------
    Total Short-Term Investments ...........................                  162,746,812
                                                                             ------------
Net Unrealized Appreciation on Futures Contracts       0.00%
  Standard & Poor's 500 Index, December 1996 Short futures .         (91)(c)        4,772
                                                                             ------------
Total Investments...........................................       99.89%     558,504,090
Cash And Other Assets, Less Liabilities ....................        0.11          636,682
                                                             -----------     ------------
Net Assets (Equivalent to $10.97 per share based on               100.00%    $559,140,772
 50,987,282 shares of capital stock outstanding) ........... ===========     ============

--------
(a) Non-income producing security.
(b) This security has been pledged as collateral for futures transactions.
(c) The market value of the short futures was $31,463,928 (representing 5.63% of the Fund's net assets) with a cost of $31,468,700.

                              THE ZWEIG FUND, INC.

                              FINANCIAL HIGHLIGHTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                             NET ASSET VALUE
                                       TOTAL NET ASSETS         PER SHARE
                                   ------------------------- -----------------
NET ASSET VALUE:
 Beginning of period: December 31,
  1995............................              $547,885,783            $11.06
  Net investment income........... $11,551,346               $  0.23
  Net realized and unrealized
   gains on
   investments....................  25,783,194                  0.51
  Dividends from net investment
   income and distributions from
   net long-term and short-term
   capital gains.................. (41,523,779)                (0.83)
  Net asset value of shares issued
   to shareholders for
   reinvestment of dividends and    15,444,228                  0.00
   distributions.................. -----------               -------
   Net increase in net
    assets/(decrease) in net asset
    value.........................                11,254,989             (0.09)
                                                ------------          --------
 End of period: September 30,
  1996............................              $559,140,772            $10.97
                                                ============          ========

KEY INFORMATION

1-800-237-2336  THE BANK OF NEW YORK:
                For questions regarding shareholder accounts
                P.O. Box 11258
                Church Street Station
                New York, NY 10286-1258

(212) 644-2188  THE ZWEIG FUND HOT LINE:
                For updates on net
                asset value, share
                price, major industry
                groups and other key
                information

1-800-272-2700  ZWEIG SHAREHOLDER RELATIONS:
                For general information and literature


                               REINVESTMENT PLAN

   Many of you have questions
 about the reinvestment plan. We
 urge shareholders who want to
 take advantage of this plan and
 whose shares are held in "Street
 Name" to consult your broker as
 soon as possible to determine if
 you must change registration in-
 to your own name to participate.


                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount of 10% or more from their net asset value.

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

OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Edward S. Babbitt, Jr.
Director

Eugene J. Glaser
Director

Elliot S. Jaffe
Director

Alden C. Olson, Ph.D.
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

INVESTMENT ADVISER
Zweig Advisors Inc.
900 Third Avenue
New York, New York 10022
FUND ADMINISTRATOR
Zweig/Glaser Advisers
5 Hanover Square
New York, New York 10004
CUSTODIAN AND TRANSFER AGENT
The Bank of New York
48 Wall Street
New York, New York 10015

LEGAL COUNSEL
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

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